SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Aggregate Cost And Fair Value (Details) $ in Thousands	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggregate cost basis	$ 11,698
Gross unrealized gain	313
Aggregate fair value	$ 12,011